15. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Schedule of effective income tax rate

The following is a reconciliation of the effective income tax rate to the Federal statutory rate:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Income tax calculated at statutory rate	(34.00%)	(34.00%)	(34.00%)
State income taxes, net of Federal tax benefit	0.00%	0.00%	(3.63%)
Temporary differences	(0.06%)	(0.05%)	30.00%
Permanent differences	29.17%	26.89%	0.70%
Change in valuation allowance	4.89%	7.16%	6.93%
(Benefit) from income taxes	0.00%	0.00%	0.00%

Schedule of deferred tax assets

As of December 31, 2017 and 2016, the deferred tax asset of $45,168 and $90,292, respectively, represents timing differences related to goodwill that was impaired in 2014.

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Amortization of intangible assets	$45,168	$90,292	$94,366
Operating loss carryforward	699,564	824,040	187,019
Related party accrual	43,225	—	—
Gross deferred tax assets	787,957	914,332	281,385
Valuation allowance	(787,957)	(914,332)	(281,385)
Net deferred tax liability/(asset)	$—	$—	$—